RELATED PARTY TRANSACTIONS (Due from Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($) employees	Dec. 31, 2012 USD ($)	Dec. 31, 2014 RPL [Member] USD ($)		Dec. 31, 2013 RPL [Member] USD ($)		Dec. 31, 2014 Hissage [Member] USD ($)	Dec. 31, 2013 Hissage [Member] USD ($)	Dec. 31, 2014 Huayong [Member] USD ($)	Dec. 31, 2013 Huayong [Member] USD ($)	Oct. 31, 2013 Hetu [Member] USD ($)	Oct. 31, 2013 Hetu [Member] CNY	Dec. 31, 2014 Hetu [Member] USD ($)		Dec. 31, 2013 Hetu [Member] USD ($)		Dec. 31, 2012 Hetu [Member] USD ($)	Dec. 31, 2014 Symbol [Member] USD ($)	Dec. 31, 2013 Symbol [Member] USD ($)
Related Party Transaction [Line Items]
Housing Loan guaranteed					$ 533	[1]	$ 572	[1]
Interest-free loans	5,848		4,902						4,703	3,940										605
Bridge loans												2,328
Prepayments															1,292	[2]	1,456	[2]
Housing loans to employees:
Number of employees			19
Housing loans amount			1,010
Additional amount made in period	49	300
Term of contract 1	5 years	5 years
Term of contract 2	10 years	10 years
Term of contract 3	15 years	15 years
Housing loans recorded as other current assets	181		228
Housing loans recorded as other non-current assets	352
Operation arrangements with Hetu:
Prepaid amount for revenue-sharing fees and copyright													1,640	10,000
Game operation related expenses	$ 0		$ 184	$ 0												[2]	$ 184	[2]	[2]

[1]	Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of RMB300 (US$49). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2014, housing loans recorded as other current assets and other non-current assets were US$181 and US$352, respectively.
[2]	In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly.